Expense Example (Small Cap Growth Trust, USD $)	12 Months Ended
May 01, 2011
Series I, Small Cap Growth Trust
Expense Example:
Year 1	$ 117
Year 3	365
Year 5	633
Year 10	1,398
Series II, Small Cap Growth Trust
Expense Example:
Year 1	137
Year 3	428
Year 5	739
Year 10	1,624
Series NAV, Small Cap Growth Trust
Expense Example:
Year 1	112
Year 3	350
Year 5	606
Year 10	$ 1,340